UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/14

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 2.2%
IT Services 2.2%
[a]Cognizant Technology Solutions Corp., A (United States)	40,000	$1,962,000
Mutual Funds (Cost $62,151,654) 97.4%
Diversified Financial Services 97.4%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	7,093,922	86,374,335
Total Investments (Cost $63,657,198) 99.6%		88,336,335
Other Assets, less Liabilities 0.4%		377,400
Net Assets 100.0%		$88,713,735

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 97.2%
Australia 2.1%
Amcor Ltd.	Containers & Packaging	9,730	$94,319
Australia & New Zealand Banking Group Ltd.	Banks	666	21,027
BHP Billiton Ltd.	Metals & Mining	2,984	107,272
Brambles Ltd.	Commercial Services & Supplies	9,590	84,049
Coca-Cola Amatil Ltd.	Beverages	4,441	38,427
Commonwealth Bank of Australia	Banks	835	64,994
Computershare Ltd.	IT Services	8,517	104,091
CSL Ltd.	Biotechnology	1,272	80,153
FlexiGroup Ltd.	Consumer Finance	8,140	28,370
Fortescue Metals Group Ltd.	Metals & Mining	11,565	52,883
Woolworths Ltd.	Food & Staples Retailing	1,899	65,214
WorleyParsons Ltd.	Energy Equipment & Services	1,835	30,698
			771,497
Belgium 1.0%
Anheuser-Busch InBev NV	Beverages	3,282	355,848

Brazil 0.9%
Ambev SA	Beverages	6,000	41,403
Arteris SA	Transportation Infrastructure	4,000	30,737
Banco Santander Brasil SA	Banks	4,600	30,871
BB Seguridade Participacoes SA	Insurance	2,600	37,898
BM&F BOVESPA SA	Diversified Financial Services	2,300	12,266
BRF SA	Food Products	1,600	39,104
CETIP SA Mercados Organizados	Capital Markets	2,300	32,148
Cielo SA	IT Services	1,800	32,895
Estacio Participacoes SA	Diversified Consumer Services	2,400	29,751
Sul America SA	Insurance	6,100	36,667
			323,740
Canada 4.8%
Agrium Inc.	Chemicals	300	27,354
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	825	22,582
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	300	8,267
Bank of Montreal	Banks	700	52,185
Bank of Nova Scotia	Banks	950	64,495
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	1,575	20,371
Brookfield Asset Management Inc., A	Real Estate Management &
	Development	1,700	75,850
Calfrac Well Services Ltd.	Energy Equipment & Services	950	18,170
Canadian Imperial Bank of Commerce	Banks	900	83,556
Canadian National Railway Co.	Road & Rail	1,475	98,622
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,550	67,579
Canadian Pacific Railway Ltd.	Road & Rail	1,100	208,945
Canadian Pacific Railway Ltd.	Road & Rail	250	47,546
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,250	38,401
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,475	72,319
Franco-Nevada Corp.	Metals & Mining	550	31,124
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	250	14,652
IGM Financial Inc.	Capital Markets	575	27,132
Keyera Corp.	Oil, Gas & Consumable Fuels	200	14,974
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	640	47,835
Major Drilling Group International Inc.	Metals & Mining	2,200	18,143
Manulife Financial Corp.	Insurance	1,250	25,547
Metro Inc., A	Food & Staples Retailing	700	45,648
Mullen Group Ltd.	Energy Equipment & Services	650	16,641
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	4,475	41,090
Onex Corp.	Diversified Financial Services	300	17,461
Potash Corp. of Saskatchewan Inc.	Chemicals	900	31,958
Power Corp. of Canada	Insurance	1,525	44,876
Power Financial Corp.	Insurance	1,300	41,904

Quarterly Statement of Investments| See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Rogers Communications Inc., B	Wireless Telecommunication
	Services	1,000	39,059
Royal Bank of Canada	Banks	975	71,970
Saputo Inc.	Food Products	350	21,726
Savanna Energy Services Corp.	Energy Equipment & Services	3,650	26,685
SNC-Lavalin Group Inc., A	Construction & Engineering	1,000	52,837
Sun Life Financial Inc.	Insurance	400	15,253
The Toronto-Dominion Bank	Banks	1,250	65,381
Thomson Reuters Corp.	Media	2,000	75,568
[a]Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	400	18,834
TransCanada Corp.	Oil, Gas & Consumable Fuels	1,225	61,466
			1,774,006
Chile 0.2%
[a]db x-trackers MSCI Chile TRN Index UCITS ETF	Foreign Equity	17,021	62,033

China 2.1%
[a]Baidu Inc., ADR	Internet Software & Services	702	151,667
[a]China Huishan Dairy Holdings Co. Ltd.	Food Products	118,000	26,797
China Merchants Bank Co. Ltd., H	Banks	49,502	101,174
China Overseas Land & Investment Ltd.	Real Estate Management &
	Development	40,000	123,094
China Resources Land Ltd.	Real Estate Management &
	Development	12,000	28,211
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	17,000	50,560
Dongfeng Motor Group Co. Ltd., H	Automobiles	28,000	50,218
Haitian International Holdings Ltd.	Machinery	7,000	16,402
Hengan International Group Co. Ltd.	Personal Products	5,000	53,741
Minth Group Ltd.	Auto Components	4,000	7,701
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	52,541
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,000	15,838
Tencent Holdings Ltd.	Internet Software & Services	5,200	86,084
			764,028
Egypt 0.1%
Commercial International Bank Egypt SAE	Banks	3,170	18,754
[a]Egyptian Financial Group-Hermes Holding	Capital Markets	6,491	14,089
			32,843
Finland 0.9%
Outotec OYJ	Construction & Engineering	33,112	345,137

France 3.3%
Euler Hermes Group	Insurance	1,494	174,328
Legrand SA	Electrical Equipment	7,208	399,591
[a]Lyxor UCITS ETF Eastern Europe (CECE NTR EUR) FC	Foreign Equity	3,941	93,765
Neopost SA	Technology Hardware, Storage &
	Peripherals	1,740	122,308
Sanofi	Pharmaceuticals	4,092	430,742
			1,220,734
Germany 1.3%
GFK AG	Media	4,851	220,181
Takkt AG	Internet & Catalog Retail	15,074	252,282
			472,463
Hong Kong 1.1%
AIA Group Ltd.	Insurance	27,800	150,296
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	4,500	48,004
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	6,781	152,067
Samsonite International SA	Textiles, Apparel & Luxury Goods	10,200	31,784
Sands China Ltd.	Hotels, Restaurants & Leisure	1,200	8,934
Techtronic Industries Co. Ltd.	Household Durables	10,000	30,193
			421,278
India 1.4%
[a,b]Franklin India Growth Fund, Class R6	Foreign Equity	43,702	499,518

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Indonesia 0.4%
Astra International Tbk PT	Automobiles	13,500	8,915
Bank Central Asia Tbk PT	Banks	58,500	58,543
Jasa Marga Persero Tbk PT	Transportation Infrastructure	20,800	11,347
Kalbe Farma Tbk PT	Pharmaceuticals	271,000	40,022
Mitra Adiperkasa Tbk PT	Multiline Retail	17,900	7,945
Surya Citra Media Tbk PT	Media	113,985	37,162
			163,934
Ireland 0.9%
C&C Group PLC	Beverages	61,522	349,092

Italy 1.1%
Banca Generali	Capital Markets	400	11,204
Prysmian SpA	Electrical Equipment	17,641	376,023
			387,227
Japan 5.9%
Coca-Cola West Company Ltd.	Beverages	3,601	60,279
Daito Trust Construction Co. Ltd.	Real Estate Management &
	Development	657	79,674
Fuji Electric Co. Ltd.	Electrical Equipment	20,469	106,653
Hitachi Ltd.	Electronic Equipment, Instruments
	& Components	10,137	79,691
Hoya Corp.	Electronic Equipment, Instruments
	& Components	1,818	59,575
INPEX Corp.	Oil, Gas & Consumable Fuels	1,599	23,883
ITOCHU Corp.	Trading Companies & Distributors	9,171	118,349
KDDI Corp.	Wireless Telecommunication
	Services	553	32,238
Keio Corp.	Road & Rail	17,606	141,882
Keyence Corp.	Electronic Equipment, Instruments
	& Components	245	107,758
Mazda Motor Corp.	Automobiles	2,987	72,621
Mitsubishi Estate Co. Ltd.	Real Estate Management &
	Development	3,032	75,085
Mitsubishi UFJ Financial Group Inc.	Banks	17,106	102,367
Nippon Steel Sumitomo Metal Corp	Metals & Mining	18,177	55,501
Panasonic Corp.	Household Durables	5,158	63,052
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,921	80,868
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,154	73,815
SoftBank Corp.	Wireless Telecommunication
	Services	1,193	87,814
Sumitomo Mitsui Financial Group Inc.	Banks	2,477	102,576
T&D Holdings Inc.	Insurance	5,278	67,187
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,864	131,604
[a]The Tokyo Electric Power Co. Inc.	Electric Utilities	12,477	49,122
TOTO Ltd.	Building Products	5,901	74,745
Toyota Industries Corp.	Auto Components	2,810	138,492
Toyota Motor Corp.	Automobiles	2,971	177,243
			2,162,074
Kuwait 0.1%
Agility Public Warehousing Co. KSC	Air Freight & Logistics	5,955	16,818
Kuwait Projects Co. Holding KSC	Diversified Financial Services	6,401	16,722
National Bank of Kuwait SAK	Banks	4,097	14,029
			47,569
Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	13,500	34,838

Malaysia 0.3%
[a,c]7-Eleven Malaysia Holdings Bhd., 144A	Food & Staples Retailing	32,100	19,278
Nestle (Malaysia) Bhd.	Food Products	2,600	54,570

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Public Bank Bhd.	Banks	3,500	21,655
			95,503
Mexico 0.6%
[a]db x-trackers MSCI Mexico TRN Index UCITS ETF dr	Foreign Equity	35,637	219,123

Netherlands 3.4%
Fugro NV, IDR	Energy Equipment & Services	8,654	333,196
Koninklijke Boskalis Westminster NV	Construction & Engineering	8,281	442,228
Reed Elsevier NV	Media	21,231	477,866
			1,253,290
Norway 0.8%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	10,647	303,208

Oman 0.0%†
Bank Muscat SAOG	Banks	10,156	18,359

Qatar 0.0%†
Qatar National Bank	Banks	355	17,648

Russia 0.5%
[a]db x-trackers MSCI Russia Capped Index ETF	Foreign Equity	7,277	187,601

Singapore 0.8%
DBS Group Holdings Ltd.	Banks	3,000	43,816
Ezion Holdings Ltd.	Energy Equipment & Services	24,000	41,363
Global Logistic Properties Ltd.	Real Estate Management &
	Development	21,000	46,966
OSIM International Ltd.	Specialty Retail	14,000	32,208
Parkson Retail Asia Ltd.	Multiline Retail	2,000	1,218
[c]Parkson Retail Asia Ltd., 144A	Multiline Retail	9,000	5,483
Singapore Exchange Ltd.	Diversified Financial Services	13,000	73,571
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	18,277
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	10,000	32,625
			295,527
South Africa 0.6%
[a]iShares MSCI South Africa UCITS ETF	Foreign Equity	2,348	83,155
[a]Lyxor ETF South Africa FTSE JSE Top 40 EUR	Foreign Equity	3,041	134,865
			218,020
South Korea 2.3%
[a]CJ E&M Corp.	Media	686	26,025
[a]GS Engineering & Construction Corp.	Construction & Engineering	1,768	67,590
Hana Financial Group Inc.	Banks	1,563	63,706
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	183	46,996
Hyundai Motor Co.	Automobiles	433	103,406
Hyundai Wia Corp.	Auto Components	251	46,025
Kia Motors Corp.	Automobiles	930	55,094
POSCO	Metals & Mining	120	39,397
Samsung C&T Corp.	Trading Companies & Distributors	676	48,464
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	154	201,189
[a]Sapphire Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	1,102	33,875
Shinsegae International Co. Ltd.	Specialty Retail	349	30,724
SK C&C Co., Ltd.	IT Services	286	46,878
SL Corp.	Auto Components	1,257	25,556
			834,925
Spain 1.0%
[a]Mediaset Espana Comunicacion SA	Media	30,792	359,106

Sri Lanka 0.1%
Nestle Lanka PLC	Food Products	2,132	34,381

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Switzerland 0.5%
[a]Dufry AG	Specialty Retail	384	65,951
Roche Holding AG	Pharmaceuticals	451	131,345
			197,296
Taiwan 1.2%
Cathay Financial Holding Co. Ltd.	Insurance	40,650	68,151
China Communications Media Group Co. Ltd.	Software	2,000	18,429
Chroma Ate Inc.	Electronic Equipment, Instruments
	& Components	16,000	42,579
[a]E Ink Holdings Inc.	Electronic Equipment, Instruments
	& Components	65,000	41,622
[a]Egis Technology Inc.	Electronic Equipment, Instruments
	& Components	6,000	18,759
Epistar Corp.	Semiconductors & Semiconductor
	Equipment	7,000	15,368
GeoVision Inc.	Electronic Equipment, Instruments
	& Components	8,000	32,732
Lion Travel Service Co. Ltd.	Hotels, Restaurants & Leisure	8,000	27,543
Phison Electronics Corp.	Semiconductors & Semiconductor
	Equipment	6,000	44,408
President Chain Store Corp.	Food & Staples Retailing	3,000	23,901
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	24,570	98,895
			432,387
Thailand 0.6%
AP Thailand PCL, fgn.	Real Estate Management &
	Development	109,000	23,029
BEC World PCL, fgn.	Media	11,000	17,089
CP ALL PCL, fgn.	Food & Staples Retailing	5,100	7,329
Kasikornbank PCL, fgn.	Banks	9,200	60,600
MK Restaurant Group PCL, fgn.	Hotels, Restaurants & Leisure	4,800	9,582
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	3,400	33,699
The Siam Cement PCL, fgn.	Construction Materials	2,300	30,728
Siam Commercial Bank PCL, fgn.	Banks	4,790	26,491
			208,547
United Arab Emirates 0.1%
Emaar Properties PJSC	Real Estate Management &
	Development	6,101	16,228
Emirates REIT CEIC Ltd.	Real Estate Investment Trusts
	(REITs)	8,631	12,860
First Gulf Bank PJSC	Banks	3,653	18,101
			47,189
United Kingdom 8.4%
Ashmore Group PLC	Capital Markets	72,348	430,093
The Berkeley Group Holdings PLC	Household Durables	10,328	425,149
[a]Carpetright PLC	Specialty Retail	7,319	64,678
Clarkson PLC	Marine	4,025	148,904
De La Rue PLC	Commercial Services & Supplies	25,165	309,485
Drax Group PLC	Independent Power & Renewable
	Electricity Producers	19,335	227,434
Hiscox Ltd.	Insurance	30,879	351,028
Imperial Tobacco Group PLC	Tobacco	7,685	332,694
International Personal Finance PLC	Consumer Finance	47,562	441,958
ITE Group PLC	Media	38,679	130,608
Reckitt Benckiser Group PLC	Household Products	1,784	157,478
Rio Tinto Ltd.	Metals & Mining	353	21,778
Savills PLC	Real Estate Management &
	Development	5,017	50,268
			3,091,555
United States 48.3%
[a]Actavis PLC	Pharmaceuticals	2,200	471,372
Aflac Inc.	Insurance	1,800	107,532

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]Amazon.com Inc.	Internet & Catalog Retail	850	266,041
American Tower Corp.	Real Estate Investment Trusts
	(REITs)	2,600	245,414
Anadarko Petroleum Corp.	Oil, Gas & Consumable Fuels	2,550	272,467
[a]ANSYS Inc.	Software	1,100	84,634
Apple Inc.	Technology Hardware, Storage &
	Peripherals	7,000	668,990
[a]Biogen Idec Inc.	Biotechnology	1,030	344,422
The Boeing Co.	Aerospace & Defense	1,700	204,816
BorgWarner Inc.	Auto Components	2,960	184,260
Bristol-Myers Squibb Co.	Pharmaceuticals	5,180	262,212
[a]Cavium Inc.	Semiconductors & Semiconductor
	Equipment	2,100	97,965
[a]Celgene Corp.	Biotechnology	3,500	305,025
[a]Cerner Corp.	Health Care Technology	2,500	138,000
[a]Chart Industries Inc.	Machinery	1,300	98,865
[a]Charter Communications Inc., A	Media	1,100	169,972
[a]Cognizant Technology Solutions Corp., A	IT Services	1,550	76,028
[a]Colfax Corp.	Machinery	3,000	188,910
[a]Concho Resources Inc.	Oil, Gas & Consumable Fuels	950	133,760
Cummins Inc.	Machinery	600	83,634
Cytec Industries Inc.	Chemicals	4,100	413,485
[a]DaVita HealthCare Partners Inc.	Health Care Providers & Services	2,450	172,578
Discover Financial Services	Consumer Finance	5,000	305,300
Ecolab Inc.	Chemicals	3,300	358,149
[a]Facebook Inc., A	Internet Software & Services	7,000	508,550
[a]Gilead Sciences Inc.	Biotechnology	4,180	382,679
Google Inc., A	Internet Software & Services	1,200	695,460
[a]HD Supply Holdings Inc.	Trading Companies & Distributors	2,750	69,905
[a]Hilton Worldwide Holdings Inc.	Hotels, Restaurants & Leisure	2,300	55,683
Honeywell International Inc.	Aerospace & Defense	2,360	216,719
[a]Hub Group Inc., A	Air Freight & Logistics	3,300	152,394
[a]Illumina Inc.	Life Sciences Tools & Services	1,700	271,847
Intercontinental Exchange Inc.	Diversified Financial Services	750	144,165
[a]Jazz Pharmaceuticals PLC	Pharmaceuticals	900	125,757
Kansas City Southern	Road & Rail	940	102,516
[a]Liberty Ventures, A	Internet & Catalog Retail	2,200	152,152
[a]LinkedIn Corp., A	Internet Software & Services	450	81,288
[a]Lyxor ETF MSCI World Energy TR-USD	Energy	413	167,011
[a]Lyxor UCITS ETF S&P 500 Capped Financials Sector	Diversified Financial Services	360	57,947
MasterCard Inc., A	IT Services	6,250	463,437
McKesson Corp.	Health Care Providers & Services	1,200	230,232
Mead Johnson Nutrition Co., A	Food Products	1,200	109,728
[a]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,420	115,702
Microchip Technology Inc.	Semiconductors & Semiconductor
	Equipment	6,200	279,124
[a]Monster Beverage Corp.	Beverages	1,550	99,138
National Oilwell Varco Inc.	Energy Equipment & Services	1,000	81,040
[a]NetSuite Inc.	Software	1,400	118,034
Nielsen NV	Professional Services	1,970	90,837
NIKE Inc., B	Textiles, Apparel & Luxury Goods	1,790	138,063
[a]NOW Inc.	Trading Companies & Distributors	282	9,078
Oceaneering International Inc.	Energy Equipment & Services	2,200	149,402
Oracle Corp.	Software	3,800	153,482
Pall Corp.	Machinery	2,240	173,533
Perrigo Co. PLC	Pharmaceuticals	1,250	188,062
Praxair Inc.	Chemicals	2,100	269,094
Precision Castparts Corp.	Aerospace & Defense	1,160	265,408
[a]The Priceline Group Inc.	Internet & Catalog Retail	330	410,008
QUALCOMM Inc.	Communications Equipment	2,700	198,990
[a]Quintiles Transnational Holdings Inc.	Life Sciences Tools & Services	2,540	139,522
Resmed Inc., CDI	Health Care Equipment & Supplies	12,400	63,500
Rockwell Automation Inc.	Electrical Equipment	760	84,862
Roper Industries Inc.	Industrial Conglomerates	1,610	231,953
Ross Stores Inc.	Specialty Retail	1,100	70,840

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]Salesforce.com Inc.	Software	3,300	179,025
SanDisk Corp.	Technology Hardware, Storage &
	Peripherals	1,700	155,907
[a]SBA Communications Corp.	Wireless Telecommunication
	Services	1,700	181,781
Schlumberger Ltd.	Energy Equipment & Services	2,200	238,458
[a]Signature Bank	Banks	3,000	343,170
[a]Sirius XM Holdings Inc.	Media	52,000	175,760
[a]Source Markets PLC - Financials S&P US Select Source ETF	Diversified Financial Services	895	108,626
Starbucks Corp.	Hotels, Restaurants & Leisure	2,360	183,325
[a]Stericycle Inc.	Commercial Services & Supplies	1,600	188,240
[a]SVB Financial Group	Banks	2,300	250,746
T. Rowe Price Group Inc.	Capital Markets	3,000	232,980
Time Warner Inc.	Media	3,200	265,664
Tractor Supply Co.	Specialty Retail	1,700	105,689
[a]Trimble Navigation Ltd.	Electronic Equipment, Instruments
	& Components	4,240	131,016
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	3,300	220,275
Union Pacific Corp.	Road & Rail	3,000	294,930
[a]United Rentals Inc.	Trading Companies & Distributors	2,180	230,862
Visa Inc., A	IT Services	1,800	379,818
The Walt Disney Co.	Media	3,000	257,640
Wells Fargo & Co.	Banks	3,770	191,893
Whole Foods Market Inc.	Food & Staples Retailing	1,200	45,864
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	1,250	266,500
Xilinx Inc.	Semiconductors & Semiconductor
	Equipment	3,500	143,955
			17,743,097
Total Common Stocks and Other Equity Interests (Cost $28,060,806)			35,744,621
Participatory Notes 0.3%
Saudi Arabia 0.3%
HSBC Bank PLC,
Abdullah A.M. Al-khodari Sons Co., 2/12/16	Construction & Engineering	1,045	14,071
Banque Saudi Fransi, 2/23/15	Banks	1,553	14,493
[a] Dar Al Arkan Real Estate Development Co., 8/10/15	Real Estate Management &
	Development	3,836	14,268
[c] Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	566	13,356
National Industrialization Co., 10/31/16	Industrial Conglomerates	1,431	14,041
Samba Financial Group, 6/29/17	Industrial Conglomerates	1,196	14,032
Saudi Basic Industries Corp., 10/31/16	Chemicals	413	14,178
Merrill Lynch International & Co. CV, Al Tayyar Travel Group, 6/10/15	Hotels, Restaurants & Leisure	394	13,867
Total Participatory Notes (Cost $89,957)			112,306
Preferred Stocks 1.0%
Brazil 0.7%
Cia de Saneamento do Parana, pfd.	Water Utilities	8,400	21,454
Itausa - Investimentos Itau SA, pfd.	Banks	15,775	65,925
Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	10,600	89,156
Suzano Papel e Celulose SA, pfd., A	Paper & Forest Products	9,000	34,877
Vale SA, pfd., A	Metals & Mining	3,100	39,766
			251,178
South Korea 0.3%
	Semiconductors & Semiconductor
Samsung Electronics Co. Ltd., pfd.	Equipment	98	102,290

Total Preferred Stocks (Cost $332,203)			353,468

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $28,482,966)		36,210,395

Short Term Investments (Cost $435,000) 1.2%
	Principal Amount
U.S. Government and Agency Securities 1.2%
United States 1.2%
[d]FHLB, 8/01/14	$435,000	435,000
Total Investments (Cost $28,917,966) 99.7%		36,645,395
Other Assets, less Liabilities 0.3%		127,671
Net Assets 100.0%		$36,773,066

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b The Franklin India Growth Fund is an affiliated open-end management investment company.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $38,117, representing 0.10% of net assets.
d The security is traded on a discount basis with no stated coupon rate.

At July 31, 2014, the Fund had the following forward ex change contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity		Date	Appreciation		Depreciation
Japanese Yen	BKF	Sell	146,838,405	$1,439,098	12/24/14		$9,971	$-
Net unrealized appreciation (depreciation)							$9,971

aMay be comprised of multiple contracts with the same counterparty , currency and settlement date.

ABBREVIATIONS

Counterparty
BKF - Deutsche Bank AG

Selected Portfolio
ADR - American Depositary Receipt
CDI - Clearing House Electronic Subregister System Depositary Interest
ETF - Exchange Traded Fund
FHLB - Federal Home Loan Bank
IDR - International Depositary Receipt

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Closed End Funds (Cost $1,959,883) 1.1%
Thailand 1.1%
True Telecommunication Growth Infrastructure Fund	Diversified Financial Services	6,179,200	$1,977,498
Common Stocks 96.1%
Bahamas 1.3%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	58,463	2,333,258
Belgium 1.2%
[a]Ontex Group NV	Personal Products	47,610	1,141,036
[a,b]Ontex Group NV, 144A	Personal Products	40,280	965,363
			2,106,399
Brazil 1.4%
Companhia de Saneamento de Minas Gerais	Water Utilities	144,200	2,359,042
Canada 7.3%
AGF Management Ltd.	Capital Markets	148,800	1,613,371
Enerflex Ltd.	Energy Equipment & Services	111,400	1,886,386
Ensign Energy Services Inc.	Energy Equipment & Services	220,700	3,552,984
HudBay Minerals Inc.	Metals & Mining	529,130	5,683,724
			12,736,465
China 6.6%
China Medical System Holdings Ltd.	Pharmaceuticals	1,788,000	2,210,156
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	330,000	183,945
Haier Electronics Group Co. Ltd.	Household Durables	995,300	2,870,261
Hilong Holding Ltd.	Energy Equipment & Services	159,300	90,028
Minth Group Ltd.	Auto Components	2,190,000	4,216,022
Yingde Gases	Chemicals	1,805,500	1,977,858
			11,548,270
Finland 1.8%
Amer Sports OYJ	Leisure Products	159,140	3,142,820
Germany 6.8%
DMG MORI SEIKI AG	Machinery	79,290	2,433,749
Gerresheimer AG	Life Sciences Tools & Services	48,180	3,335,074
[a]Grand City Properties S.A.	Real Estate Management &
	Development	12,956	161,325
Leoni AG	Auto Components	27,910	1,917,388
[a]MorphoSys AG	Life Sciences Tools & Services	27,240	2,615,746
Rational AG	Machinery	4,180	1,360,254
			11,823,536
Hong Kong 10.8%
Luk Fook Holdings (International) Ltd.	Specialty Retail	1,069,000	3,324,181
MIE Holdings Corp.	Oil, Gas & Consumable Fuels	9,224,000	1,571,025
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	5,882,000	4,045,220
Samsonite International SA	Textiles, Apparel & Luxury Goods	1,038,000	3,234,479
Techtronic Industries Co. Ltd.	Household Durables	1,477,090	4,459,772
Value Partners Group Ltd.	Capital Markets	2,979,700	2,179,945
			18,814,622
India 2.3%
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	830,104	3,971,284
Indonesia 1.2%
[a,c]Sakari Resources Ltd.	Metals & Mining	1,342,000	2,017,142
Italy 4.5%
Amplifon SpA	Health Care Providers & Services	359,290	2,150,309
Marr SpA	Food & Staples Retailing	126,626	2,100,595

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]Sorin SpA	Health Care Equipment & Supplies	1,299,393	3,580,420
			7,831,324
Japan 9.5%
Aderans Co. Ltd.	Personal Products	39,700	587,762
Asics Corp.	Textiles, Apparel & Luxury Goods	210,100	4,493,244
Iida Group Holdings Co. Ltd.	Household Durables	272,866	4,116,730
Keihin Corp.	Auto Components	147,200	2,285,199
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	70,379	4,399,115
Tsumura & Co.	Pharmaceuticals	24,200	586,474
			16,468,524
Netherlands 3.0%
Aalberts Industries NV	Machinery	83,407	2,544,573
Arcadis NV	Construction & Engineering	85,398	2,668,852
			5,213,425
Norway 1.3%
Fred. Olsen Energy ASA	Energy Equipment & Services	99,410	2,260,073
Philippines 3.0%
Energy Development Corp.	Independent Power & Renewable
	Electricity Producers	19,130,700	2,693,168
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	18,543,400	2,495,695
			5,188,863
Portugal 1.1%
[b]CTT-Correios de Portugal SA, 144A	Air Freight & Logistics	177,689	1,891,367
Russia 1.8%
[d]Globaltrans Investment PLC, GDR, Reg S	Road & Rail	13,600	133,756
[a,d]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	155,950	2,993,157
			3,126,913
Sierra Leone 1.2%
[a]African Minerals Ltd.	Metals & Mining	1,713,872	2,007,494
Singapore 3.9%
Ezion Holdings Ltd.	Energy Equipment & Services	2,707,800	4,666,749
First Resources Ltd.	Food Products	1,221,000	2,211,992
			6,878,741
South Korea 4.1%
BS Financial Group Inc.	Banks	213,589	3,438,617
Daum Communication Corp.	Internet Software & Services	29,098	3,727,827
			7,166,444
Sweden 1.1%
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	228	—
[e]Oriflame Cosmetics SA, SDR	Personal Products	85,320	1,850,266
			1,850,266
Switzerland 2.2%
[a]Basilea Pharmaceutica AG	Biotechnology	20,850	2,265,307
Tecan Group AG	Life Sciences Tools & Services	14,240	1,619,998
			3,885,305
Taiwan 2.6%
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	2,406,000	4,593,986
Thailand 1.0%
Tisco Financial Group PCL, fgn.	Banks	1,374,500	1,772,309
Turkey 1.5%
Aygaz AS	Gas Utilities	450,975	1,936,599

Franklin Templeton International Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Turk Traktor ve Ziraat Makineleri AS	Machinery	16,857	594,055
			2,530,654
United Kingdom 13.6%
APR Energy PLC	Diversified Financial Services	456,670	4,404,695
Debenhams PLC	Multiline Retail	558,630	620,893
Dignity PLC	Diversified Consumer Services	97,981	2,282,277
Homeserve PLC	Commercial Services & Supplies	889,640	4,494,419
[a]Just Retirement Group PLC	Insurance	172,260	402,493
[a,b]Just Retirement Group PLC, 144A	Insurance	939,600	2,195,416
Laird PLC	Electronic Equipment, Instruments
	& Components	451,041	2,191,121
Micro Focus International PLC	Software	99,040	1,417,205
[a]Ophir Energy PLC	Oil, Gas & Consumable Fuels	315,714	1,144,784
SIG PLC	Trading Companies & Distributors	414,750	1,168,203
[a]Vectura Group PLC	Pharmaceuticals	1,434,850	3,417,245
			23,738,751
Total Common Stocks (Cost $149,779,931)			167,257,277
Preferred Stocks (Cost $1,809,209) 0.7%
Germany 0.7%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	13,700	1,237,964

Total Investments before Short Term Investments (Cost $153,549,023)			170,472,739
Short Term Investments (Cost $1,425,917) 0.8%
Investments from Cash Collateral Received for Loaned Securities 0.8%
United States 0.8%
[f]BNY Mellon Overnight Government Fund, 0.062%		1,425,917	1,425,917

Total Investments (Cost $154,974,940) 98.7%			171,898,656
Other Assets, less Liabilities 1.3%			2,190,317
Net Assets 100.0%			$174,088,973

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $5,052,146, representing 2.90% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the aggregate value of these securities was $2,017,142, representing 1.16% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the aggregate value of these securities was $3,126,913, representing 1.80% of net assets.
e A portion or all of the security is on loan at July 31, 2014.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the India Growth Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund’s Statement of Investments. At July 31, 2014, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The India Growth Fund’s investment in the Portfolio shares is valued at the Portfolio’s net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At July 31, 2014, a market event occurred resulting in a portion of the securities held by the Franklin World Perspectives Fund and the Templeton Foreign Smaller Companies Fund being valued using fair value procedures.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin World Perspectives Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin World Perspectives Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Templeton
		Franklin	Foreign
		World	Smaller
	Franklin India	Perspectives	Companies
	Grow th Fund*	Fund	Fund

Cost of investments	$63,431,051	$29,412,915	$156,789,399

Unrealized appreciation	$23,119,147	$8,041,600	$35,874,223
Unrealized depreciation	(1,523,725)	(809,120)	(20,764,966)
Net unrealized appreciation (depreciation)	$21,595,422	$7,232,480	$15,109,257

*Includes the holdings of the Portfolio.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The Franklin India Growth Fund invests in Indian equity securities through the Portfolio that may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at July 31, 2014, due to market events, the Franklin World Perspectives Fund and the Templeton Foreign Smaller Companies Fund employed fair value procedures to value $4,894,111 and $33,952,827, of their holdings, respectively. Such procedures resulted in a temporary transfer of financial instruments from Level 1 to Level 2 within the fair value hierarchy.

A summary of inputs used as of July 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin India Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]	$1,962,000	$-	$-		$1,962,000
Mutual Funds	86,374,335	-	-		86,374,335
Total Investments in Securities	$88,336,335	$-	$-		$88,336,335

Franklin World Perspectives Fund
Assets:
Investments in Securities:
Equity Investments:
Hong Kong	$373,274	$48,004	$-		$421,278
Indonesia	-	163,934	-		163,934
Netherlands	-	1,253,290	-		1,253,290
Spain	-	359,106	-		359,106
United Kingdom	21,778	3,069,777	-		3,091,555
All other Equity Investments [a,b]	30,808,926	-	-		30,808,926
Participatory Notes	-	112,306	-		112,306
Short Term Investments	-	435,000	-		435,000
Total Investments in Securities	$31,203,978	$5,441,417	$-		$36,645,395
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$9,971	$-		$9,971

Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Closed End Funds	$1,977,498	$-	$-		$1,977,498
Equity Investments:
Indonesia	-	-	2,017,142		2,017,142
Netherlands	-	5,213,425	-		5,213,425
Russia	133,756	2,993,157	-		3,126,913
Sierra Leone	-	2,007,494	-		2,007,494
United Kingdom	-	23,738,751	-		23,738,751
All other Equity Investments [a,b]	132,391,516	-	-	c	132,391,516
Short Term Investments	-	1,425,917	-		1,425,917
Total Investments in Securities	$134,502,770	$35,378,744	$2,017,142		$171,898,656

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at July 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended July 31, 2014, is as follows:

								Net Change in
								Unrealized
								Appreciation
	Balance at		Transfers Into					(Depreciation) on
	Beginning	Purchases	(Out of) Level	Cost Basis	Net Realized Gain	Net Unrealized Gain	Balance at End of	Assets Held at
	of Period	(Sales)	3	Adjustments	(Loss)	(Loss)	Period	Period End
Templeton Foreign Smaller Companies Fund
Assets:
Investments in Securities:
Indonesia	$2,025,748	$ -	$ -	$ -	$ -	$ (8,606)	$ 2,017,142	$ (8,606)
Sweden	- [a]	-	-	-	-	-	- [a]	-
Total	$2,025,748	$ -	$ -	$ -	$ -	$ (8,606)	$ 2,017,142	$ (8,606)

aIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2014, are as follows:

						Impact to Fair
	Fair Value at End					Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount		Increases[a]
Assets:
Investments in Securities
Equity Investments:
Indonesia	2,017,142	Market approach	Offer price	1.88	SGD	Increase
			Discount for lack of
		Market comparables	marketability	0-10%		Decrease[b]
All Other Investments[c]		-
Total	$2,017,142

aRepresents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cIncludes securities determined to have no value.

Abbreviation List
SGD - Singapore Dollar

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2014 (unaudited)
(Expressed in U.S. Dollars)
	Shares/Rights	Value
Common Stocks and Other Equity Interests 96.2%
India 96.2%
Auto Components 3.6%
Balkrishna Industries Ltd.	84,147	$1,100,491
Bosch Ltd.	4,864	1,075,666
Exide Industries Ltd.	356,000	965,324
		3,141,481
Automobiles 4.5%
Mahindra & Mahindra Ltd.	127,790	2,540,606
Tata Motors Ltd., A	269,000	1,306,908
		3,847,514
Banks 23.4%
Axis Bank Ltd.	190,000	1,229,486
Bank of Baroda	27,200	391,077
Corporation Bank Ltd.	28,135	164,266
HDFC Bank Ltd.	219,400	3,020,441
ICICI Bank Ltd.	162,000	3,940,649
IndusInd Bank Ltd.	298,863	2,765,550
Kotak Mahindra Bank Ltd.	114,000	1,795,328
Punjab National Bank Ltd.	79,000	1,247,654
State Bank of India	55,852	2,250,267
Union Bank of India Ltd.	12,000	37,939
Yes Bank Ltd.	379,000	3,386,309
		20,228,966
Chemicals 3.8%
Asian Paints Ltd.	209,000	2,171,453
[a]Pidilite Industries Ltd.	157,000	964,090
Rallis India Ltd.	50,000	178,887
		3,314,430
Construction & Engineering 6.3%
Larsen & Toubro Ltd.	196,000	4,868,361
Voltas Ltd.	191,292	607,472
		5,475,833
Construction Materials 3.2%
Ramco Cements Ltd.	114,000	532,678
Shree Cements Ltd.	9,392	1,141,526
Ultra Tech Cement Ltd.	28,000	1,119,838
		2,794,042
Consumer Finance 0.7%
Mahindra & Mahindra Financial Services Ltd.	156,000	605,915

Diversified Financial Services 2.4%
Credit Analysis and Research Ltd.	71,000	1,405,930
Crisil Ltd.	22,500	659,227
		2,065,157
Food Products 1.1%
Kaveri Seed Co. Ltd.	14,000	168,657
Nestle India Ltd.	9,500	804,029
		972,686
Gas Utilities 1.2%
GAIL India Ltd.	145,800	1,050,612

Hotels, Restaurants & Leisure 0.5%
[a]Indian Hotels Co. Ltd., rts., 8/20/14	56,216	36,391
[a]Indian Hotels Co. Ltd.	249,853	388,674
		425,065
Industrial Conglomerates 1.1%
Aditya Birla Nuvo Ltd.	37,000	902,408

Quarterly Statement of Investments | See Notes to Statement of Investments.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2014 (unaudited) (continued)
(Expressed in U.S. Dollars)
IT Services 10.0%
HCL Technologies Ltd.	63,500	1,630,520
Infosys Ltd.	91,800	5,102,325
Tata Consultancy Services Ltd.	32,542	1,385,030
Wipro Ltd.	56,000	502,756
		8,620,631
Machinery 3.6%
Cummins India Ltd.	160,800	1,658,453
Eicher Motors Ltd.	10,300	1,442,213
		3,100,666
Media 1.3%
Jagran Prakashan Ltd.	560,933	1,106,026
Metals & Mining 1.1%
Hindalco Industries Ltd.	290,000	917,579
Oil, Gas & Consumable Fuels 5.5%
Bharat Petroleum Corp. Ltd.	144,048	1,381,486
Coal India Ltd.	100,000	609,281
Great Eastern Shipping Co. Ltd.	96,000	580,312
Gujarat Mineral Development Corp. Ltd.	410,000	1,044,720
Hindustan Petroleum Corp. Ltd.	58,000	382,404
[a]Petronet LNG Ltd.	127,000	383,485
Reliance Industries Ltd.	21,000	348,873
		4,730,561
Personal Products 1.5%
Marico Ltd.	310,000	1,307,984
Pharmaceuticals 8.1%
Cadila Healthcare Ltd.	49,000	905,110
Dr. Reddy's Laboratories Ltd.	46,000	2,132,613
Pfizer Ltd.	31,305	702,043
Sun Pharmaceutical Industries Ltd.	95,000	1,240,467
Torrent Pharmaceuticals Ltd.	161,000	1,978,369
		6,958,602
Textiles, Apparel & Luxury Goods 1.0%
Titan Co. Ltd.	158,778	894,249
Thrifts & Mortgage Finance 4.7%
Housing Development Finance Corp. Ltd.	229,788	4,050,272
Transportation Infrastructure 1.2%
[a]Gujarat Pipavav Port Ltd.	435,000	1,045,925
Wireless Telecommunication Services 6.4%
[a]Bharti Airtel Ltd.	790,000	4,860,936
Idea Cellular Ltd.	250,000	646,933
		5,507,869
Total Common Stocks and Other Equity Interests (Cost $60,680,270)		83,064,473
Other Assets, less Liabilities 3.8%		3,309,862
Net Assets 100.0%		$86,374,335

a Non-income producing.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund’s (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2014, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Portfolio's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a]
Hotels, Restaurants & Leisure	$388,674	$36,391		$-	$425,065
All Other Equity Investments [b]	82,639,408	-		-	82,639,408
Total Investments in Securities	$83,028,082	$36,391		$-	$83,064,473

[a]Includes common stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  September 25, 2014